Investments and associates (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Schedule of Changes in Investment
The changes in the investment and associates are as follows:

	Investments			Associates		Total
		Net equity share	Other( In)tangible assets and fair value changes	Goodwill	Total associates
Balance January 1, 2012	1,044	—	—	—	—	1,044
Share in income of investments and associates	(766)	—	—	—	—	(766)
Balance December 31, 2012	278	—	—	—	—	278
40.08% investment in ASMPT March 15, 2013	—	255,701	227,010	898,599	1,381,310	1,381,310
Result investments and associates	—	23,727	—	—	23,727	23,727
Amortization recognized (in)tangible assets	—	—	(16,848)	—	(16,848)	(16,848)
Fair value changes related to inventories and tax losses	—	—	(39,807)	—	(39,807)	(39,807)
Impairment	—	—	—	(335,406)	(335,406)	(335,406)
Dividends	—	(10,171)	—	—	(10,171)	(10,171)
Dilution ASMPT share to 39.94%	—	3,541	—	—	3,541	3,541
Other changes in equity	—	480	—	—	480	480
Foreign currency translation effect	—	(8,894)	(8,824)	(45,432)	(63,150)	(63,150)
Balance December 31, 2013	278	264,384	161,531	517,761	943,676	943,954